Filed electronically with the Securities and Exchange Commission on October 18, 2011

File No. 002-81105
File No. 811-03632

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment
Post-Effective Amendment No. 57
And/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 57

DWS Tax Free Trust
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154-0004
 (Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code:  (617) 295-2572

John Millette
Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, Massachusetts  02108
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	Immediately upon filing pursuant to paragraph (b)
/___/	On __________________ pursuant to paragraph (b)
/___/	60 days after filing pursuant to paragraph (a) (1)
/___/	On __________________ pursuant to paragraph (a) (1)
/___/	75 days after filing pursuant to paragraph (a) (2)
/___/	On __________________ pursuant to paragraph (a) (2) of Rule 485.

If Appropriate, check the following box:
/___/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Fund, a series of the Registrant:

•	DWS Intermediate Tax/AMT Free Fund – Classes A, B, C, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 10th day of October 2011.

  DWS TAX FREE TRUST

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	October 10, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	October 10, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	October 10, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	October 10, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	October 10, 2011

/s/Keith R. Fox
Keith R. Fox*	Trustee	October 10, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	October 10, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	October 10, 2011

/s/Richard J. Herring
Richard J. Herring*	Trustee	October 10, 2011

/s/William McClayton
William McClayton*	Trustee	October 10, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	October 10, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	October 10, 2011

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	October 10, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	October 10, 2011

*By:            /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement, as filed on September 26, 2008; and as filed on September 28, 2011 in Post-Effective Amendment No. 56 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase